UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37939-1629

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     April 23, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     58

Form13F Information Table Value Total:     $118,613 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aetna Inc New                  COM              00817Y108      933    21295 SH       SOLE                    18995              2300
Air Products & Chem            COM              009158106     1362    18413 SH       SOLE                    15763              2650
Amgen Corp                     COM              031162100      836    14964 SH       SOLE                    12314              2650
Bank of America Corp           COM              060505104     2051    40195 SH       SOLE                    34347              5848
Bright Horizon Family Sol      COM              109195107      420    11130 SH       SOLE                    11130
ChevronTexaco Corp             COM              166764100     1272    17198 SH       SOLE                    14198              3000
Cisco Systems                  COM              17275R102     1504    58926 SH       SOLE                    51276              7650
CitiGroup Inc                  COM              172967101     2093    40759 SH       SOLE                    34859              5900
Coca Cola Co                   COM              191216100      900    18750 SH       SOLE                    16630              2120
Colgate-Palmolive              COM              194162103     1218    18243 SH       SOLE                    15303              2940
Comcast Corp New 'A'           COM              20030N101     1104    42552 SH       SOLE                    34852              7700
Dover Corp                     COM              260003108      970    19875 SH       SOLE                    17775              2100
Duke Energy Co                 COM              26441c105      851    41923 SH       SOLE                    35823              6100
Ebay                           COM              278642103     1072    32340 SH       SOLE                    29240              3100
Eli Lilly                      COM              532457108      959    17857 SH       SOLE                    15957              1900
EMC Corp Mass                  COM              268648102     1028    74189 SH       SOLE                    67089              7100
Emerson Electric               COM              291011104     1263    29300 SH       SOLE                    24700              4600
Exxon-Mobil                    COM              30231G102     2508    33236 SH       SOLE                    27678              5558
FedEx Corporation              COM              31428X106     1096    10200 SH       SOLE                    10200
Fifth Third Bancorp            COM              316773100      910    23518 SH       SOLE                    19018              4500
General Electric Co            COM              369604103     1138    32194 SH       SOLE                    26494              5700
Goldman Sachs                  COM              38141G104      310     1500 SH       SOLE                                       1500
Home Depot Inc                 COM              437076102     1100    29939 SH       SOLE                    24939              5000
Ingersoll-Rand Co              COM              G4776G101     1264    29139 SH       SOLE                    22239              6900
Intel Corp                     COM              458140100     1211    63299 SH       SOLE                    53299             10000
iShares: DJ Telecom            COM              464287713      281     9020 SH       SOLE                     9020
iShares: MSCI EAFE             COM              464287465    20884   273848 SH       SOLE                   273848
iShares: MSCI Emerging Markets COM              464287234      240     2064 SH       SOLE                     2064
iShares: Russell 2000          COM              464287655     5311    66799 SH       SOLE                    66799
iShares: Russell Midcap        COM              464287499     7550    72453 SH       SOLE                    72453
Johnson & Johnson              COM              478160104     1503    24946 SH       SOLE                    20246              4700
McGraw Hill Inc                COM              580645109     1075    17090 SH       SOLE                    14020              3070
Medtronic Inc                  COM              585055106     1098    22388 SH       SOLE                    18388              4000
Microsoft                      COM              594918104     1537    55134 SH       SOLE                    47734              7400
Motorola                       COM              620076109      888    50271 SH       SOLE                    39571             10700
Nabors Industries              COM              G6359F103      902    30385 SH       SOLE                    26985              3400
Northrop Grumman               COM              666807102     1186    15980 SH       SOLE                    13180              2800
Oracle                         COM              68389X105     1158    63883 SH       SOLE                    51783             12100
Parker-Hannifin Corp           COM              701094104      971    11250 SH       SOLE                    10050              1200
Pepsico Inc                    COM              713448108     1259    19803 SH       SOLE                    16663              3140
Pfizer Inc                     COM              717081103     1178    46623 SH       SOLE                    38663              7960
Procter & Gamble               COM              742718109     1186    18785 SH       SOLE                    15665              3120
S&P 500 Depository Receipts    COM              78462f103    18785   132286 SH       SOLE                   132286
S&P Midcap 400 Index           COM              595635103      216     1395 SH       SOLE                     1395
Schlumberger                   COM              806857108     1365    19747 SH       SOLE                    15247              4500
SPDR: S&P Financial            COM              81369Y605     2058    57756 SH       SOLE                    54256              3500
SPDR: S&P Materials            COM              81369Y100      272     7150 SH       SOLE                     7150
SPDR: S&P Utilities            COM              81369Y886      247     6215 SH       SOLE                     6215
Sprint Nextel Corp             COM              852061100     1364    71944 SH       SOLE                    60155             11789
State Street Corp              COM              857477103     1347    20808 SH       SOLE                    16258              4550
Target Corp                    COM              87612E106     1097    18512 SH       SOLE                    15292              3220
Texas Instruments              COM              882508104      956    31754 SH       SOLE                    25954              5800
VG - Emerging Markets          COM              922042858     1853    23494 SH       SOLE                    23494
VG - Total US Stock Market     COM              922908769     7124    50355 SH       SOLE                    50355
Wachovia Corp                  COM              929903102     1159    21058 SH       SOLE                    17458              3600
Wal-Mart                       COM              931142103      880    18740 SH       SOLE                    18740
Walt Disney Co                 COM              254687106     1157    33596 SH       SOLE                    27796              5800
Zimmer Hldg Inc                COM              98956p102     1153    13503 SH       SOLE                    12103              1400